Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 164,562	$ 199,668	$ 124,413
Depreciation expenses, cost of sales	154,110	196,575	110,835
Depreciation expenses on general and administrative	10,452	3,093	13,577
Impairment loss of long lived assets	117,451
AI hardware [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation expenses
Land and Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Pledged for the bank loan	$ 1,300,000